Accounts payable and accrued liabilities (Details)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CAD ($)
Accrued Liabilities	$ 1,156,276		$ 397,279
Trade Payables And Other	119,960		103,346
Accounts Payable And Accrued Liabilities	1,276,236		500,625
Board Of Directors Fees [Member]
Accrued Liabilities	162,500		0
Payroll
Accrued Liabilities	397,500		79,544
Vacation Accrued [Member]
Accrued Liabilities	62,413		102,536
Consultants And Professional Fees [Member]
Accrued Liabilities	$ 533,863		203,732
Expenses Owed To An Executive Officer [Member]
Accrued Liabilities		$ 0	$ 11,467